Leases - Summary Of Balance Sheet Information Related To Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
ROU assets	$ 419,138	$ 368,748
Current portion of operating lease liabilities	$ 103,978	$ 95,587
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-term Debt and Capital Lease Obligations, Current	Long-term Debt and Capital Lease Obligations, Current
Operating lease liabilities	$ 321,715	$ 276,913
Total operating lease liabilities	$ 425,693	$ 372,500
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Weighted Average Remaining Lease Term (in years)
Operating leases	5 years	4 years 9 months 18 days
Weighted Average Discount Rate
Operating leases	5.40%	4.91%